REVENUES - Remaining Performance Obligations (Details)	Mar. 31, 2025 USD ($)
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 174,936
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 93,331
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 44,262
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-04-01
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 22,093
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-04-01
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 12,142
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-04-01
REVENUES [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period
Revenue, Remaining Performance Obligation, Amount	$ 3,108